Summary of Loans Classified as Past Due in Excess of Thirty Days or More and Loans Classified as Non-Accrual (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	$ 4,553	$ 7,163
Past Due 90 Days Or More and Still Accruing	29	669
Non- Accrual	7,368	6,056
Total Past Due and Non- Accrual	11,950	13,888
Total Loans	772,515	704,532
Lease financing receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	0
Past Due 90 Days Or More and Still Accruing	0
Non- Accrual	0
Total Past Due and Non- Accrual	0
Total Loans	2,650	0
Real Estate-construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	311	428
Past Due 90 Days Or More and Still Accruing	0	0
Non- Accrual	2,956	2,747
Total Past Due and Non- Accrual	3,267	3,175
Total Loans	99,161	84,935
Real Estate-mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	3,339	3,208
Past Due 90 Days Or More and Still Accruing	29	208
Non- Accrual	2,055	2,164
Total Past Due and Non- Accrual	5,423	5,580
Total Loans	272,180	256,406
Real Estate-non farm non residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	736	3,408
Past Due 90 Days Or More and Still Accruing	0	461
Non- Accrual	2,225	1,102
Total Past Due and Non- Accrual	2,961	4,971
Total Loans	253,309	238,602
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	97	29
Past Due 90 Days Or More and Still Accruing	0	0
Non- Accrual	100	5
Total Past Due and Non- Accrual	197	34
Total Loans	129,197	106,109
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	70	90
Past Due 90 Days Or More and Still Accruing	0	0
Non- Accrual	32	38
Total Past Due and Non- Accrual	102	128
Total Loans	$ 16,018	$ 18,480